Fair Value Measurements - Additional Quantitative Information about Assets Measured at Fair Value on Non-recurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Impaired Loans [Member] | Income Approach Valuation Technique [Member]
Fair value estimate		$ 7,743	$ 6,867		$ 12,772
Valuation Techniques / Unobservable Input		Discounted cash flow	Discounted cash flow / Discount rate		Appraisal of collateral	[1]
Impaired Loans [Member] | Income Approach Valuation Technique [Member] | Minimum [Member]
Discount Rate		3.10%	3.10%		0.00%
Impaired Loans [Member] | Income Approach Valuation Technique [Member] | Maximum [Member]
Discount Rate		7.00%	7.90%		84.60%
Impaired Loans [Member] | Income Approach Valuation Technique [Member] | Weighted Average [Member]
Discount Rate		5.00%	5.00%		25.50%
Impaired Loans [Member] | Appraisal Adjustments [Member]
Fair value estimate		$ 3,359	$ 5,981
Valuation Techniques / Unobservable Input	[1]	Appraisal of collateral	Appraisal of collateral / Appraisal adjustments	[2]
Impaired Loans [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Discount Rate		0.00%	0.00%
Impaired Loans [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Discount Rate		55.70%	87.10%
Impaired Loans [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Discount Rate		34.60%	23.30%
Other Real Estate Owned [Member]
Fair value estimate					$ 2,590
Valuation Techniques / Unobservable Input	[1]				Appraisal of collateral
Other Real Estate Owned [Member] | Minimum [Member]
Discount Rate					0.00%
Other Real Estate Owned [Member] | Maximum [Member]
Discount Rate					10.00%
Other Real Estate Owned [Member] | Weighted Average [Member]
Discount Rate					7.50%
Other Real Estate Owned [Member] | Appraisal Adjustments [Member]
Fair value estimate		$ 1,205	$ 1,412
Valuation Techniques / Unobservable Input	[2]	Appraisal of collateral / Appraisal adjustment	Appraisal of collateral / Appraisal adjustments	[1]
Other Real Estate Owned [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Discount Rate		0.00%	0.00%
Other Real Estate Owned [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Discount Rate		10.00%	10.00%
Other Real Estate Owned [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Discount Rate		7.30%	7.30%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.